Share-Based Compensation (Details) - Schedule of Restricted Stock Awards Activity - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation (Details) - Schedule of Restricted Stock Awards Activity [Line Items]
Restricted Stock, Balance beginning | shares	55,735
Weighted-Average Grant Date Fair Value Per Share, Balance beginning | $ / shares	$ 5.92
Restricted Stock Awards, Granted | shares
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares
Restricted Stock Awards, Forfeited/cancelled | shares
Weighted-Average Grant Date Fair Value Per Share, Forfeited/cancelled | $ / shares
Restricted Stock Awards, Vested | shares	(55,735)
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	$ 5.92
Restricted Stock, Balance ending | shares
Weighted-Average Grant Date Fair Value Per Share, Balance ending | $ / shares